UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended December 31, 2011

Check here if Amendment:           |x|; Amendment Number: 1

This Amendment (Check only one):   | | is a restatement
                                   |x| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Rima Senvest Management, L.L.C.

Address: 110 East 55th Street, Suite 1600
         New York, NY 10022

13F File Number: 028-11698


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    George Malikotsis
Title:   Vice President
Phone:   (514) 281-8082


Signature, Place and Date of Signing:


/s/ George Malikotsis             New York, NY               February 17, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   2

Form 13F Information Table Value Total:   $9,171
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

   Form 13F File Number        Name

1. 028-11888                   Senvest International L.L.C.
-----------------------       ------------------------------

This filing includes assets under the common control of Richard Mashaal as the Managing Member of Rima Senvest Management, L.L.C. and as an employee of Senvest International LLC, whose proprietary portfolio he manages.

                                                     FORM 13F INFORMATION TABLE

COLUMN 1               COLUMN 2         COLUMN 3    COLUMN 4        COLUMN 5        COLUMN 6     COL 7           COLUMN 8

                                                    VALUE      SHS OR    SH/ PUT/   INVESTMENT   OTHR        VOTING AUTHORITY
NAME OF ISSUER         TITLE OF CLASS   CUSIP       (x$1000)   PRN AMT   PRN CALL   DISCRETION   MGRS     SOLE       SHARED   NONE
RESOURCE CAP CORP      COM              76120W302   7,924     1,412,455  SH          DEFINED      1      1,412,455
RESOURCE AMERICA INC   CL A             761195205   1,247       267,508  SH          DEFINED      1        267,508







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